Fees Summary	Aug. 21, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 385,000
Previously Paid Amount	0.00
Total Fee Amount	56.83
Total Offset Amount	0.00
Net Fee	56.83
Narrative - Max Aggregate Offering Price	$ 385,000
Final Prospectus	true